S000015514 [Member] Investment Objectives and Goals - Nuveen Preferred Securities and Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Preferred Securities and Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income and total return.